EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Components
Schedule of earnings (loss) per share

	12.31.2023	12.31.2022	12.31.2021
Earning for continuing operations attributable to equity holders of the Company	302	456	312
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted earnings per share from continued operations	0.22	0.33	0.22

Loss for discontinued operations attributable to equity holders of the Company	-	-	(39)
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted loss per share from discontinued operations	-	-	(0.03)

Earning attributable to equity holders of the Company	302	456	273
Weighted average amount of outstanding shares	1,366	1,381	1,405
Basic and diluted earning per share	0.22	0.33	0.19